Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0001014473
Registrant Name	VERISIGN INC/CA
Registration File Number	333-285483
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A